Equity-Accounted Joint Ventures - Bahrain LNG Joint Venture - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) terminal	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2018	Sep. 30, 2018	Dec. 01, 2015 ft³
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)		33.00%
Number of terminals | terminal	1
Corporate Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	100.00%
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	$ 1,357,862	$ 1,346,578
Bahrain Spirit
Schedule of Equity Method Investments [Line Items]
Term of charter contract (in years)				21 years	21 years
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	30.00%			30.00%		30.00%
Interest rate (in percentage)	6.00%
Interest accrued on advances	$ 32,600	26,400
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	77,951	87,973
Bahrain LNG Joint Venture | Corporate Joint Venture
Schedule of Equity Method Investments [Line Items]
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	73,400	73,400
Interest Income, Other	$ 6,200	$ 5,800	$ 5,500
Bahrain LNG Joint Venture | Building
Schedule of Equity Method Investments [Line Items]
Length of charter contract (in years)						20 years
Number of terminals | terminal	1
Bahrain LNG Joint Venture | Building | Maximum
Schedule of Equity Method Investments [Line Items]
Capacity of production facility, per day (in cubic feet) | ft³						800,000,000
Bahrain LNG Joint Venture | Nogaholding
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)						30.00%
Bahrain LNG Joint Venture | GIC
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)						24.00%
Bahrain LNG Joint Venture | Samsung C&T
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)						16.00%